Share Plans (Schedule of Share Option Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 27, 2013	Jun. 28, 2013
Share Option Activity [Roll Forward]
Beginning balance	2,399,822
Granted	406,169
Exercised	(17,332)
Expired/Forfeited	(28,428)
Ending balance	2,760,231	2,760,231
Share options vested and unvested expected to vest	2,394,431	2,394,431
Share options exerciseable	536,405	536,405
Weighted-average exercise price, granted share options	$ 44.00
Weighted-average exercise price, exercised share options	$ 30.04
Weighted-average exercise price, expired and forfeited share options	$ 36.85
Weighted-average exercise price, outstanding share options	$ 37.30	$ 37.30	$ 35.94
Weighted-average exercise price, vested and unvested expected to vest share options	$ 37.27	$ 37.27
Weighted-average exercise price, exercisable share options	$ 31.04	$ 31.04
Weighted-average remaining contractual term, outstanding share options		8 years 2 months
Weighted-average remaining contractual term, vested and unvested expected to vest share options		8 years 2 months
Weighted-average remaining contractual term, exercisable share options		5 years 8 months
Aggregate intrinsic value, outstanding share options	$ 17.3	$ 17.3
Aggregate intrinsic value, vested and unvested expected to vest share options	15.1	15.1
Aggregate intrinsic value, exercisable share options	$ 6.7	$ 6.7